RESTRICTED NET ASSETS (Details) - PRC - USD ($)	Oct. 31, 2020	Oct. 31, 2019
Restricted net assets	$ 8,640,000	$ 7,578,000
Restricted net assets as a percentage of consolidated net assets	25.00%	25.00%